SCHEDULE OF FAIR VALUE MEASUREMENT (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 1,650,223	$ 21,378	$ 22,662
Marketable securities	4,623	14,415	14,128
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	1,650,223	21,378	22,662
Total cash and cash equivalents	1,650,223	21,378	22,662
Marketable securities	4,623	14,415	14,128
Total Investment	4,623	14,415	14,128
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	1,650,223	21,378	22,662
Total cash and cash equivalents	1,650,223	21,378	22,662
Marketable securities	4,623	14,415	14,128
Total Investment	4,623	14,415	14,128
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
Total cash and cash equivalents
Marketable securities
Total Investment
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
Total cash and cash equivalents
Marketable securities
Total Investment